Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document And Entity Information Abstract
Entity Registrant Name	Vickers Vantage Corp. I
Document Type	S-4/A
Amendment Flag	true
Entity Central Index Key	0001820190
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 4